CASH FLOW INFORMATION (Schedule of Supplemental Disclosure) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Cash Flow Information
Interest paid, net of capitalized interest of $115,415 (2021), and $112,074 (2020)	$ 272,070	$ 153,107
Income tax (refunded)	(23,040)	(23,041)
Capitalized interest	115,415	112,074
Non-cash information
Recognition of operating lease right-of-use assets	27,100,000	39,464,411
Recognition of operating lease liabilities	17,900,000	30,222,981
Mortgage refinance		$ 5,255,920